UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2011
                                                    -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York      February 14, 2012
--------------------------           ------------------     -------------------
        [Signature]                     [City, State]              [Date]


Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 51
                                               -------------------
Form 13F Information Table Value Total:             $4,993,683
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                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED DECEMBER 31, 2011

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW          026874784  168,654    7,269,556 SH         SOLE                 7,269,556
AMERICAN TOWER CORP          CL A             029912201  158,083    2,634,280 SH         SOLE                 2,634,280
AON CORP                     COM              037389103  168,018    3,590,138 SH         SOLE                 3,590,138
BABCOCK & WILCOX CO NEW      COM              05615F102   59,759    2,475,503 SH         SOLE                 2,475,503
BMC SOFTWARE INC             COM              055921100  177,302    5,408,840 SH         SOLE                 5,408,840
CARDINAL HEALTH INC          COM              14149Y108   96,841    2,384,652 SH         SOLE                 2,384,652
CIGNA CORPORATION            COM              125509109  115,254    2,744,151 SH         SOLE                 2,744,151
CITIGROUP INC                *W EXP 01/04/201 172967226    2,483    8,561,020 SH         SOLE                 8,561,020
CLEARWIRE CORP NEW           CL A             18538Q105   33,871   17,459,027 SH         SOLE                17,459,027
CROWN CASTLE INTL CORP       COM              228227104  323,983    7,231,756 SH         SOLE                 7,231,756
CVS CAREMARK CORPORATION     COM              126650100   31,148      763,800 SH         SOLE                   763,800
DONNELLEY R R & SONS CO      COM              257867101   35,743    2,476,983 SH         SOLE                 2,476,983
EXPEDIA INC DEL              COM NEW          30212P303   26,315      906,788 SH         SOLE                   906,788
EXPRESS SCRIPTS INC          COM              302182100   49,022    1,096,936 SH         SOLE                 1,096,936
FAMILY DLR STORES INC        COM              307000109   17,598      305,207 SH         SOLE                   305,207
FIDELITY NATL INFORMATION SV COM              31620M106  194,759    7,324,538 SH         SOLE                 7,324,538
FISERV INC                   COM              337738108   53,249      906,527 SH         SOLE                   906,527
FLEXTRONICS INTL LTD         ORD              Y2573F102  209,049   36,934,369 SH         SOLE                36,934,369
GENERAL MTRS CO              COM              37045V100   51,154    2,523,621 SH         SOLE                 2,523,621
HARTFORD FINL SVCS GROUP INC *W EXP 06/26/201 416515120    4,815      526,750 SH         SOLE                   526,750
HCA HOLDINGS INC             COM              40412C101  193,208    8,770,229 SH         SOLE                 8,770,229
HEALTH MGMT ASSOC INC NEW    CL A             421933102   38,112    5,171,276 SH         SOLE                 5,171,276
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   92,985    1,081,594 SH         SOLE                 1,081,594
LIBERTY GLOBAL INC           COM SER A        530555101   48,467    1,181,251 SH         SOLE                 1,181,251
LIFE TECHNOLOGIES CORP       COM              53217V109  536,218   13,780,972 SH         SOLE                13,780,972
LIFEPOINT HOSPITALS INC      COM              53219L109   18,397      495,207 SH         SOLE                   495,207
LINCARE HLDGS INC            COM              532791100  141,313    5,496,422 SH         SOLE                 5,496,422
LOWES COS INC                COM              548661107  114,556    4,513,645 SH         SOLE                 4,513,645
MCKESSON CORP                COM              58155Q103  359,363    4,612,538 SH         SOLE                 4,612,538
MERITOR INC                  COM              59001K100   41,854    7,867,279 SH         SOLE                 7,867,279
MUELLER WTR PRODS INC        COM SER A        624758108   16,177    6,629,738 SH         SOLE                 6,629,738
OPENWAVE SYS INC             COM NEW          683718308    4,057    2,568,031 SH         SOLE                 2,568,031
ORACLE CORP                  COM              68389X105   19,868      774,600 SH         SOLE                   774,600
QUEST DIAGNOSTICS INC        COM              74834L100   60,755    1,046,414 SH         SOLE                 1,046,414
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762      368       32,819 SH         SOLE                    32,819
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770      642       57,565 SH         SOLE                    57,565
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R   780097747      224       20,000 SH         SOLE                    20,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    2,885      250,000 SH         SOLE                   250,000
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   27,193    1,658,097 SH         SOLE                 1,658,097
SEALED AIR CORP NEW          COM              81211K100   81,323    4,725,310 SH         SOLE                 4,725,310
SPRINT NEXTEL CORP           COM SER 1        852061100   25,855   11,049,106 SH         SOLE                11,049,106
STATE STR CORP               COM              857477103   24,142      598,900 SH         SOLE                   598,900
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   76,135    5,618,838 SH         SOLE                 5,618,838
TARGET CORP                  COM              87612E106  134,101    2,618,130 SH         SOLE                 2,618,130
TEXTRON INC                  COM              883203101   12,838      694,313 SH         SOLE                   694,313
THERMO FISHER SCIENTIFIC INC COM              883556102  209,056    4,648,787 SH         SOLE                 4,648,787
TIME WARNER CABLE INC        COM              88732J207   97,502    1,533,773 SH         SOLE                 1,533,773
TYCO INTERNATIONAL LTD       SHS              H89128104  209,019    4,474,818 SH         SOLE                 4,474,818
URS CORP NEW                 COM              903236107  124,721    3,551,286 SH         SOLE                 3,551,286
VIACOM INC NEW               CL B             92553P201  103,210    2,272,852 SH         SOLE                 2,272,852
XEROX CORP                   COM              984121103  202,039   25,381,823 SH         SOLE                25,381,823
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